INVESTMENTS AND OTHER FINANCIAL ASSETS - Investments and Other Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments and other financial assets [Abstract]
Investments accounted for using the equity method	€ 55,200	€ 49,087	€ 42,927
Other securities and financial assets	12,471	10,447
Total investments and other financial assets	€ 67,671	€ 59,534